Basis of preparation	3 Months Ended
Mar. 31, 2023
List Of Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
2.1 Statement of compliance
On December 21, 2022, the Company announced a change in its financial year end from October 31st to December 31st. The change is being made to better align Li-Cycle’s financial reporting calendar with peer group companies. The Company's current financial year will cover the period from January 1, 2023 to December 31, 2023.

These unaudited condensed consolidated interim financial statements ("interim financial statements") have been prepared in accordance with International Financial Reporting Standards ("IFRS") under International Accounting Standard (IAS) 34 - Interim Financial Reporting. Except for certain amendments and interpretations to the IFRS that apply for the first time to the Company described in Note 2.6, these interim financial statements were prepared using the same basis of presentation, accounting policies and methods of computation as set forth in Note 2 of the Company's consolidated financial statements for the year ended October 31, 2022.

These interim financial statements were approved and authorized for issue by the Audit Committee of the Board of Directors on May 15, 2023.

2.2 Basis of measurement
These interim financial statements have been prepared on a going concern basis, using historical cost basis, except for financial assets and liabilities that have been measured at amortized cost or fair value through profit and loss.
2.3 Basis of consolidation
These interim financial statements include the financial information of the Company and its subsidiaries. The Company’s subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. The subsidiaries are included in the interim financial statements of the Company from the effective date of incorporation up to the effective date of disposition or loss of control. In assessing control, potential voting rights that are presently exercisable or convertible is taken into account. The accounting policies of subsidiaries are aligned with policies adopted by the Company.

The Company’s principal subsidiaries and their geographic location as at March 31, 2023 are set forth in the table below:

Company	Location	Ownership interest
Li-Cycle Corp.	Ontario, Canada	100%
Li-Cycle Americas Corp.	Ontario, Canada	100%
Li-Cycle U.S. Inc.	Delaware, U.S.	100%
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Europe AG	Switzerland	100%
Li-Cycle APAC PTE. LTD.	Singapore	100%
Li-Cycle France SARL	France	100%
Li-Cycle Germany GmbH	Germany	100%
Li-Cycle Norway AS	Norway	67%
Intercompany transactions, balances and unrealized gains/losses on transactions between the Company and its subsidiaries have been eliminated.
2.4 Presentation currency
These interim financial statements are presented in U.S. dollars, which is the Company's functional currency. All figures are presented in millions of U.S. dollars unless otherwise specified.
2.5 Foreign currencies
The reporting and functional currency of the Company is the U.S. dollar. Transactions in currencies other than the U.S. dollar are recorded at the rates of exchange prevailing on the dates of transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at that date.
2.6 Recently adopted IFRS Standards
Due to the change in year-end, IFRS Standards effective from January 2022 and January 2023 may impact the financial statements.

The Company has adopted the following accounting amendments that were effective commencing January 1, 2022 and January 1, 2023. The adoption of these standards have not had a material impact on the financial statements:

•Amendments to IFRS 3, Business Combinations - Reference to the Conceptual Framework . The amendment is effective for annual periods beginning on or after January 1, 2022.

•Amendments to IAS 37 - Provisions, Contingent Liabilities and Contingent Assets. The amendment specifies costs an entity should include in determining the "cost of fulfilling" a potential onerous contract. The amendment is effective for annual periods beginning on or after January 1, 2022.

•Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors replace the definition of a change in accounting estimates with a definition of accounting estimates. The amendment is effective for annual periods beginning on or after January 1, 2023.

•Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgments changes the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments to IAS 1 and IFRS practice statements 2 are effective for annual periods beginning on or after January 1, 2023, with earlier application permitted and are applied prospectively.
•Amendments to IFRS 17, Insurance Contracts, a replacement of IFRS 4, Insurance Contracts, that aims to provide consistency in the application of accounting for insurance contracts. The amendment is effective for annual period beginning on or after January 1, 2023.

•Amendments to IAS 16 Property, Plant and Equipment - Proceeds before Intended Use. The amendment prohibits reducing the cost of property, plant and equipment by proceeds while bringing an asset to capable operations. The amendment is effective for periods beginning on or after January 1, 2022.

•Amendments to IAS 12 Income taxes - Deferred Tax related to Assets and Liabilities arising from Single Transaction, narrowing the scope for exemption when recognizing deferred taxes. The amendment is effective for annual periods beginning on or after January 1, 2023.

2.7 New and revised IFRS Standards issued but not yet effective
At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Standards that have been issued but are not yet effective.

New/Revised Standard	Description
Amendments to IAS 1	Classifying liabilities as current or non-current
Amendments to IFRS 16	Lease liability in a sale & leaseback
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
The adoption of the IFRS Standards listed above are not expected to have a material impact on the financial statements of the Company in future periods.